STOCK OPTION RESERVE (Details) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Stock based compensation expense	$ 6,439	$ 712
Expiration of unexercised stock options		22
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Balance	11,468	10,618
Stock based compensation expense	191	712
Expiration of unexercised stock options
Balance	11,659	11,330
Stock Option Reserve [Member]
IfrsStatementLineItems [Line Items]
Balance	7,977	58
Stock based compensation expense	6,248
Expiration of unexercised stock options		(22)
Balance	$ 14,225	$ 36